Contract Liabilities (Non-Current and Current) - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contract liabilities [line items]
Contract revenue	€ 20,333	€ 17,124	€ 20,797
Natuzzi's trademarks [member]
Disclosure of contract liabilities [line items]
Contract revenue	€ 5,196
Average length of contracts with distributors	20 years
Natuzzi Display System [member]
Disclosure of contract liabilities [line items]
Average length of contracts with distributors	five years
Service type warranties [member]
Disclosure of contract liabilities [line items]
Average length of contracts with distributors	five years